Dear Shareholder:

Our portfolio in the last six months and the last year has been positioned to take advantage of the stock market. Your portfolio has substantially out performed the Dow Jones Industrials in both these time periods.

                  DJIA              AGF
1 Month           +6.59             +16.89%
Quarter           +6.58             +20.39%
1 Year:           +3.56             +11.82%

Fund and DJIA performance data: 8/31/00. AGF numbers listed above are for Class D only.

We try to include only the largest and most elite companies in your portfolio in keeping with our investment philosophy of maintaining conservative growth. Some of the companies that have done best for you in the last year are;

1. Intel Corp. Produces microcomputer components and related products. It manufactures microprocessors, which the company markets under the Pentium, Pentium Pro, Pentium II, Pentium III, Xeon, and Celeron trademarks in the United States and abroad.
2. Cisco Systems, Inc. The worldwide leader in networking for the Internet.
3. EMC Corp. EMC Corporation designs, manufactures, markets and supports a wide range of storage-related hardware, software and service products for the open systems, mainframe and network attached information storage and retrieval system market.
4. AXA Financial, Inc. The parent holding company of the Equitable Life Assurance Society of the U.S.
5. Amgen This leading biotechnology companys key products are Epogen and Neupogen, genetically engineered versions of natural hormones that stimulate production of blood components.

We are excited about the years ahead and are optimistic that we will continue to give you, our shareholder, rewarding performance. The stock market has been a good one for American Growth Fund, Inc. over the past 42 years and you have benefitted as a result. My staff and I are always available to discuss your account with you, so please give us a call toll free at 800-525-2406.
American Growth Fund wishes you A Good Future!

Sincerely
Robert Brody

How American Growth Fund Has Its Shareholders' Money Invested

AMERICAN GROWTH FUND, INC.
STATEMENT OF INVESTMENTS
July 31, 2000

                                                       Market
Description of Security                    Shares      Value
-----------------------------------------------------------------
COMMON STOCKS 98.55%
Computer & Peripherals Industry 25.30%
Hewlett Packard Company....................73,500      $8,025,281
     (A designer and manufacturer of precision electronic
     products.)
EMC Corp.*.................................80,000       6,810,000
     (Designs, manufactures, markets, and supports high
     performance storage products for selected mainframe and
     open computing systems .)
Compaq Computer Corp. ....................159,648       4,480,122
     (The second largest computer company in the world.)
                                                       19,315,403

Semiconductor Industry 22.73%
Intel Corp. ..............................120,000       8,010,000
     (A leading manufacturer of integrated circuits.)
Motorola Inc. ............................105,000       3,471,563
     (A leading manufacturer of electronic equipment and
     components.)
Integrated Device Technology*..............60,000       3,180,000
     (Produces digital integrated circuits .)
Texas Instruments, Inc. ...................46,000       2,699,625
     (The leading supplier of digital signal processors and
     analog devices.)
                                                       17,361,188

Biotechnology Industry 13.20%
Amgen Inc.*................................96,000       6,234,000
     (Utilizes biotechnology to develop human pharmaceutical
     products.)
Biogen Inc.*...............................45,000       2,385,000
     (A leading biotechnology company.)
Curagen Corp.*.............................42,000       1,456,875
     (An integrated genomics based drug discovery and development company.)
                                                       10,075,875
*Non income producing security
See accompanying notes to financial statements

How American Growth Fund Has Its Shareholders' Money Invested
                                                       Market
Description of Security                    Shares      Value
-----------------------------------------------------------------
Semiconductor Capital Equipment 8.49%
Applied Materials, Inc.*...................37,000      $2,807,375
     (Produces semiconductor water fabrication equipment.)
Novellus Systems, Inc.*....................40,000       2,157,500
     (Designs, manufactures, markets and services equipment used in the fabrication of integrated circuits.)
Teradyne, Inc.*............................24,000       1,521,000
     (The world's largest producer of automated test equipment
     for semiconductors.)
                                                        6,485,875

Computer Communications Equipment 6.85%
Cisco Systems, Inc.*.......................80,000       5,235,000
     (The leading supplier of high -performance inter-networking products.)

Electronics Industry 4.99%
Solectron Corp.*...........................50,000       2,015,625
     (Provides electronic assembly and tumkey manufacturing
     management services.)
Symbol Technologies........................45,000       1,794,375
     (A leading provider of barcode driven data management
     systems.)
                                                        3,810,000

Internet Industry 4.19%
America Online*............................60,000       3,198,750
     (The leading provider of online information services.)

Computer Software and Services Industry 3.94%
Oracle Corp.*..............................40,000       3,007,500
     (The world's largest maker of database management systems.)

*Non income producing security
See accompanying notes to financial statements

How American Growth Fund Has Its Shareholders' Money Invested
                                                       Market
Description of Security                    Shares      Value
-----------------------------------------------------------------
Insurance Industry 3.38%
AXA Financial, Inc. .......................67,500      $2,581,875
     (The parent holding company of the Equitable Life Assurance
     Society of the U.S.)

Wireless Networking Industry 2.26%
Network Appliance, Inc.*...................20,000       1,723,750
     (The leading supplier of network attached data storage and access devices, called filers.)

Precision Instrument Industry 1.49%
Agilent Technologies, Inc.*................28,032       1,142,304
     (A global leader in designing and manufacturing
     semiconductor and test solutions for optical, electrical and wireless communications systems.)

Industrial Services 1.39%
CSG Systems International, Inc.* ..........20,000       1,063,750
     (Provides customer services and billing solutions for cable television and direct broadcast satellite providers.)

Building Materials Industry 0.34%
Ameron International Corporation............6,900         258,750
     (The largest supplier of high-performance marine and
     offshore coatings in the U.S.)

Total Common Stocks (cost $66,170,551)        (98.55%) 75,260,020
Total Investments, at Value (cost $66,170,551) 98.55%  75,260,020
Cash and Receivables, Less Liabilities          1.45%   1,108,328
Net Assets                                    100.00% $76,368,348

*Non income producing security
See accompanying notes to financial statements

Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES, JULY 31, 2000

ASSETS:
Investments, at value (cost $66,170,551)-see
     accompanying statement...........................$75,260,020
Cash....................................................1,323,912
Receivables:
     Shares of beneficial interest sold....................17,318
     Dividends..............................................3,185
Total assets...........................................76,604,435
LIABILITIES:
Shares of beneficial interest redeemed....................236,087
NET ASSETS............................................$76,368,348
COMPOSITION OF NET ASSETS:
Paid-in capital.......................................$57,101,949
Accumulated net realized gain from investment
     transactions......................................10,176,930
Net unrealized appreciation of investments..............9,089,469
Net assets............................................$76,368,348

NET ASSET VALUE PER SHARE:
Class A Shares:
    Net asset value and redemption price per share
    (based on net assets of $5,622,214 and 632,864
    shares of beneficial interest outstanding)..............$8.88
    Maximum offering price per share (net asset
    value plus sales charge of 5.75% of offering
    price)..................................................$9.42
Class B Shares:
    Net asset value, redemption price and offering
    price per share (based on net assets of
    $7,027,199 and 808,177 shares of beneficial
    interest outstanding)...................................$8.70
Class C Shares:
    Net asset value, redemption price and offering
    price per share (based on net assets of
    $1,901,509 and 218,974 shares of beneficial
    interest outstanding)...................................$8.68
Class D Shares:
    Net asset value and redemption price per share
    (based on net assets of $61,817,426 and
    6,912,094 shares of beneficial interest
    outstanding)............................................$8.94
    Maximum offering price per share (net asset
    value plus sales charge of 5.75% of offering
    price)..................................................$9.49
See accompanying notes to financial statements

Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENT OF OPERATIONS FOR THE YEAR ENDED JULY 31, 2000

INVESTMENT INCOME:
     Interest...........................................$322,654
     Dividends (net of $3,451 foreign withholding tax)...701,629
Total investment income................................1,024,283
EXPENSES:
Investment advisory fees (Note 5)........................755,510
Administration expenses (Note 5).........................458,682
Transfer agent, shareholder servicing and data
     processing fees.....................................260,068
Custodian fees (Note 4)..................................117,034
Professional fees.........................................29,151
Registration and filing fees:
     Class A...............................................5,724
     Class B...............................................7,541
     Class C...............................................2,125
     Class D..............................................56,211
Shareholder reports.......................................21,554
Distribution and service fees:
     Class A..............................................17,692
     Class B..............................................92,321
     Class C..............................................25,302
Directors fees.............................................5,100
Other expenses............................................63,664
     Total expenses....................................1,917,679
     Less expenses paid indirectly (Note 4).............(112,067)
     Net expenses......................................1,805,612
Net Investment Loss.....................................(781,329)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments......................12,381,829
Net decrease in unrealized appreciation on
     investments.....................................(11,566,454)
Net realized and unrealized gain.........................815,375
Net increase in net assets resulting from operations.....$34,046

See accompanying notes to financial statements

Financial Statements
AMERICAN GROWTH FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                      Year Ended      Year Ended
                                   July 31, 2000   July 31, 1999
OPERATIONS:
    Net investment loss................$(781,329)       $(57,538)
    Net realized gain.................12,381,829       7,359,974
    Net change in unrealized
    appreciation or depreciation.....(11,566,454)     (4,734,232)
    Net increase in net assets
    resulting from operations.............34,046       2,568,204
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income:
    Class A....................................-         (56,534)
    Class B....................................-          (8,505)
    Class C....................................-          (5,179)
    Class D....................................-        (474,946)
    Book return of capital:
    Class A....................................-         (48,726)
    Class B....................................-          (7,296)
    Class C....................................-          (4,441)
    Class D....................................-        (409,627)
    Distributions from net realized gain:
    Class A.............................(427,882)              -
    Class B.............................(594,134)              -
    Class C.............................(160,199)              -
    Class D...........................(4,352,059)              -
BENEFICIAL INTEREST TRANSACTIONS:
    Net decrease in net assets resulting from beneficial
    interest transactions(Note 2):
    Class A...........................(2,672,807)     (5,837,113)
    Class B...........................(3,727,935)     (4,497,280)
    Class C...........................(1,091,123)     (1,423,013)
    Class D...........................(7,781,652)    (16,293,908)
NET ASSETS:
    Total decrease...................(20,773,745)    (26,498,364)
    Beginning of period...............97,142,093     123,640,457
    End of period....................$76,368,348     $97,142,093

See accompanying notes to financial statements

Financial Highlights

Class A
Year Ended July 31,
                               2000   1999   1998   1997   19966
Per Share Operating Data:
Net Asset Value,
Beginning of Period           $9.57  $9.49 $11.30  $8.84  $9.21
----------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income (loss)..(0.10) (0.05)  0.044  0.144     -4
Net realized and unrealized
gain (loss)....................0.01   0.21  (0.90)  2.83  (0.37)
Total income (loss) from
investment operations.........(0.09)  0.16  (0.86)  2.97  (0.37)
----------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net
investment income.................-  (0.04) (0.06)5(0.12)5    -
Book return of capital............-  (0.04)     -      -      -
Distributions from net realized
gain..........................(0.60)     -  (0.89) (0.39)     -
Total dividends and
distributions to
shareholders..................(0.60) (0.08) (0.95) (0.51)     -
----------------------------------------------------------------
Net Asset Value, End of
Period........................$8.88  $9.57  $9.49 $11.30  $8.84
----------------------------------------------------------------
Total Return at Net Asset
Value1........................(1.6)%   2.0% (7.6)%  34.6% (4.0)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)...............$5,622 $8,635$14,246$10,536 $3,838
----------------------------------------------------------------
Ratio to average net assets:
Net investment income
(loss)                       (0.97)%  0.00%  0.42%  1.28% 0.13%7
Expenses2......................2.28%  1.98%  1.77%  1.76% 2.06%7
----------------------------------------------------------------
Portfolio Turnover Rate3......106.7% 109.3% 103.5% 106.2% 163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2000, aggregated $87,171,940 and $97,992,466, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Dividends from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
7. Annualized.

See accompanying notes to financial statements

Financial Highlights

Class B
Year Ended July 31,
                               2000   1999   1998   1997   19966
Per Share Operating Data:
Net Asset Value,
Beginning of Period...........$9.45  $9.37 $11.18  $8.80  $9.21
----------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income (loss)..(0.19) (0.13) (0.01)4 0.074(0.01)4
Net realized and unrealized
gain (loss)....................0.04   0.22  (0.90)  2.79  (0.40)
Total income (loss) from
investment operations.........(0.15)  0.09  (0.91)  2.86  (0.41)
----------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment
income............................-  (0.01) (0.01)5(0.09)5    -
Book return of capital............-      -7     -      -      -
Distributions from net
realized gain.................(0.60)     -  (0.89) (0.39)     -
Total dividends and
distributions to
shareholders..................(0.60) (0.01) (0.90) (0.48)     -
----------------------------------------------------------------
Net Asset Value, End of
Period........................$8.70  $9.45  $9.37 $11.18  $8.80
----------------------------------------------------------------
Total Return at Net Asset
Value1.........................(2.3)%  0.9% (8.2)%  33.5% (4.5)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)...............$7,027 $11,265$15,533$10,962 $3,417
----------------------------------------------------------------
Ratio to average net assets:
Net investment income
(loss).......................(1.73)%(0.01)%(0.32)% 0.49%(0.52)%8
Expenses2......................3.05%  2.73%  2.52% 2.46%  2.81%8
-----------------------------------------------------------------
Portfolio Turnover Rate3......106.7% 109.3% 103.5%106.2% 163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2000, aggregated $87,171,940 and $97,992,466, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Dividends from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
7. Less than $0.005 per share.
8. Annualized.

See accompanying notes to financial statements

Financial Highlights

Class C
Year Ended July 31,
                               2000   1999   1998   1997   19966
Per Share Operating Data:
Net Asset Value,
Beginning of Period...........$9.44  $9.37 $11.19  $8.81  $9.21
----------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income (loss)..(0.19) (0.14) (0.02)4 0.074     -4
Net realized and unrealized
gain (loss)                    0.03   0.23  (0.90)  2.79  (0.40)
Total income (loss) from
investment operations.........(0.16)  0.09  (0.92)  2.86  (0.40)
----------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment
income............................-  (0.01) (0.01)5(0.09)5    -
Book return of capital............-  (0.01)     -      -      -
Distributions from net
realized gain.................(0.60)     -  (0.89) (0.39)     -
Total dividends and
distributions to
shareholders..................(0.60) (0.02) (0.90) (0.48)     -
----------------------------------------------------------------
Net Asset Value, End of
Period........................$8.68  $9.44  $9.37 $11.19  $8.81
----------------------------------------------------------------
Total Return at Net Asset
Value1........................(2.4)%   0.9% (8.2)%  33.6% (4.3)%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands)...............$1,902 $3,131 $4,498 $3,023   $367
----------------------------------------------------------------
Ratio to average net assets:
Net investment income
(loss)......................(1.72)% (0.01)%(0.31)% 0.55%(0.63)%7
Expenses2.....................3.04%   2.75%  2.52% 2.50%  2.97%7
----------------------------------------------------------------
Portfolio Turnover Rate3.....106.7%  109.3% 103.5%106.2% 163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2000, aggregated $87,171,940 and $97,992,466, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Dividends from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.
6. For the period from March 1, 1996 (inception of offering) to July 31, 1996.
7. Annualized.

See accompanying notes to financial statements

Financial Highlights

Class D
Year Ended July 31,
                               2000   1999   1998   1997   1996
Per Share Operating Data:
Net Asset Value,
Beginning of Period...........$9.61  $9.53 $11.33  $8.85  $8.75
----------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income (loss)..(0.08)  0.01   0.074  0.174  0.034
Net realized and unrealized
gain (loss)....................0.01   0.17  (0.90)  2.82   0.39
Total income (loss) from
investment operations.........(0.07)  0.18  (0.83)  2.99   0.42
----------------------------------------------------------------
Dividends and distributions
to shareholders:
Dividends from net investment
income............................-  (0.05)(0.08)5(0.12)5(0.12)5
Book return of capital............-  (0.05)    -      -      -
Distributions from net realized
gain..........................(0.60)     - (0.89) (0.39) (0.20)
Total dividends and
distributions to
shareholders..................(0.60) (0.10) (0.97) (0.51) (0.32)
----------------------------------------------------------------
Net Asset Value, End of
Period........................$8.94  $9.61  $9.53 $11.33  $8.85
----------------------------------------------------------------
Total Return at Net Asset
Value1........................(1.5)%   1.9% (7.4)%  35.1%   4.8%
Ratios/Supplemental Data:
Net assets, end of period
(in thousands).............$61,817$74,111$89,364$115,106$100,130
----------------------------------------------------------------
Ratio to average net assets:
Net investment income
(loss).......................(0.74)%  0.14%  0.63%  1.71%  0.47%
Expenses2......................2.01%  1.72%  1.54%  1.55%  1.63%
----------------------------------------------------------------
Portfolio Turnover Rate3......106.7% 109.3% 103.5% 106.2% 163.1%

1. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in total returns. Total returns are not annualized for periods of less than one full year.
2. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
3. The lesser of purchases and sales of portfolio securities for a period, divided by the monthly average of the market value of securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (other than short-term securities) for the year ended July 31, 2000, aggregated $87,171,940 and $97,992,466, respectively.
4. Net investment income (loss) per share is based upon relative daily net asset values.
5. Dividends from net investment income per share are based upon relative net asset values as of the business day following the distribution record date.

See accompanying notes to financial statements

Notes to Financial Statements
1.  Summary of Significant Accounting Policies
    American Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's primary investment objective is to seek capital appreciation. The Fund's investment advisor is Investment Research Corporation (IRC). The Fund offers Class A, Class B, Class C and Class D shares. Class D shares are available to shareholders in existence prior to 3/1/96. Class A and Class D shares are sold with a front-end sales charge.
    Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan and expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares seven years after date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
    Investment Valuation - Investment securities are valued at the closing asked price as reported by the principal securities exchange on which the security is traded. If no sale is reported, or if the security is not traded on an exchange, value is based on the average of the latest bid and asked prices. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.
    Allocation of Income, Expenses, Gains and Losses -
    Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
    Federal Income Taxes - No provision for federal income or excise taxes has been made because the Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Classification of Distributions to Shareholders - The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2000 amounts have been reclassified to reflect a decrease in accumulated net investment loss of $781,329, a decrease in accumulated net realized gain from investment transactions of $269,970, and a decrease in paid-in capital of $511,359.
    Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis used for federal income tax purposes.
    Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Notes to Financial Statements
2. Shares of Beneficial Interest - The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   Year Ended              Year Ended
                   July 31, 2000           July 31, 1999
                   Shares      Amount      Shares     Amount
-----------------------------------------------------------------
Class A:
Sold               309,440     $2,994,605  253,536   $2,388,808
Dividends and
distributions
reinvested          39,541        393,433   10,544       98,900
Redeemed          (618,179)    (6,060,845)(863,218)  (8,324,821)
Net decrease      (269,198)   $(2,672,807)(599,138) $(5,837,113)
-----------------------------------------------------------------
Class B:
Sold                83,985       $787,534  171,341    $1,617,151
Dividends and
distributions
reinvested          55,896        547,221    1,577        14,680
Redeemed          (523,545)    (5,062,690)(639,257)   (6,129,111)
Net decrease      (383,664)   $(3,727,935)(466,339)  $(4,497,280)
-----------------------------------------------------------------
Class C:
Sold                17,565       $162,110   72,340      $690,740
Dividends and
distributions
reinvested          12,719        124,260      780         7,253
Redeemed          (143,114)    (1,377,493)(221,264)   (2,121,006)
Net decrease      (112,830)   $(1,091,123)(148,144)  $(1,423,013)
-----------------------------------------------------------------
Class D:
Sold               133,018   $1,290,807    159,048    $1,506,344
Dividends and
distributions
reinvested         418,490    4,184,893     85,582       805,335
Redeemed        (1,352,734) (13,257,352)(1,913,434)  (18,605,587)
Net decrease      (801,226) $(7,781,652)(1,668,804) $(16,293,908)

3.  Unrealized Gains and Losses on Investments
    The identified tax cost basis of investments at July 31, 2000 was $66,541,113. Net unrealized appreciation on investments of $8,718,907, based on identified tax cost as of July 31, 2000, was comprised of gross appreciation of $19,195,773 and gross depreciation of $10,476,866.
4.  Fund Expenses Paid Indirectly
    For the year ended July 31, 2000, fees for transfer agent/data processing services and custodian services totaling $53,088 and $58,979, respectively, were offset by earnings on cash balances maintained by the Fund at the custodian financial institution.
5. Underwriting, Investment Advisory Contracts and Service Fees Under the investment advisory contract with Investment Research Corporation ("IRC"), the advisor receives annual compensation for investment advice, computed and paid monthly, equal to 1% of the first $30 million of the Fund's average annual net assets and 0.75% of such assets in excess of $30 million. The Fund pays its own operating expenses. During the year ended July 31, 2000, the Fund's investment advisory fees approximated 0.85% of average annual net assets.
    Class B and Class C shares are subject to annual service and distribution fees of 0.25% and 0.75% of average daily net assets, respectively. Class A shares are subject to annual service and distribution fees of 0.25% and 0.05% of average daily net assets, respectively.
Notes to Financial Statement
    For the year ended July 31, 2000, commissions and sales charges paid by investors on the purchase of Fund shares totaled $139,024 of which $47,305 was retained by American Growth Fund Sponsors, Inc. ("Sponsors"), an affiliated broker/dealer which serves as the underwriter and distributor of the Fund. Sales charges advanced to broker/dealers by Sponsors on sales of the Fund's Class B and C shares totaled $32,892. For the year ended July 31, 2000, Sponsors received contingent deferred sales charges of $47,791 upon redemption of Class B and C shares, as reimbursement for sales commissions advanced by Sponsors upon the sale of such shares.
    The Fund paid $216,533 to Sponsors for brokerage commission on securities transactions. Certain officers of the Fund are also officers of Sponsors and IRC. For the year ended July 31, 2000 the Fund paid directors' fees and expenses of $5,100.
    For the year ended July 31, 2000, under an agreement with IRC, the Fund was charged $308,125 for the costs and expenses related to employees of IRC who provided administrative, clerical and accounting services to the Fund. In addition, the Fund was charged $71,689 by an affiliated company of IRC for the rental of office space.
6.  Federal Income Tax Matters (unaudited)
    On December 9, 1999, per share distributions from the capital gains were declared as follows: Class A: $0.60, Class B: $0.60, Class C: $0.60 and Class D: $0.60 respectively. The capital gains were paid December 20,
    1999. In early 2001, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar 2000. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
Independent Auditors' Report
To The Board of Directors and Shareholders
of American Growth Fund, Inc.:
We have audited the accompanying statement of assets and liabilities of American Growth Fund, Inc., including the statement of investments, as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Growth Fund, Inc. as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.
KPMG  LLP
Denver, Colorado
September 1, 2000
TRANSFER AGENT: Boston Financial Data Services, Inc.,
           Two Heritage Drive, North Quincy, MA 02171
CUSTODIAN: State Street Bank & Trust Company,
           Two Heritage Drive, North Quincy, MA 02171
RETIREMENT PLAN CUSTODIAN: State Street Bank & Trust Company,
           Two Heritage Drive, North Quincy, MA 02171
INDEPENDENT AUDITORS: KPMG LLP,
           707 Seventeenth Street, Suite 2300, Denver, CO 80202 UNDERWRITER/DISTRIBUTOR: American Growth Fund Sponsors, Inc.,
           110 Sixteenth Street, Suite 1400, Denver, CO 80202 AMERICAN GROWTH FUND, INC. BOARD OF ADVISOR:
William D. Farr
      President and Director of Farr Farms Co.
      Chairman of the Board of Northern Colorado Water
        Conservancy
      Past President of the National Cattleman's Association Board Member of the Greeley Water Board
OFFICERS AND DIRECTORS
Robert Brody  President and Director
Timothy E. Taggart              Treasurer
D. Leann Baird                  Secretary
Michael J. Baum                 Director
Eddie R. Bush                   Director
Harold Rosen  Director
INVESTMENT ADVISOR
Investment Research Corporation
110 Sixteenth Street, Suite 1400
Denver, CO 80202
OFFICERS AND DIRECTORS
Robert Brody   President,       Treasurer, and Director
Timothy E. Taggart              Executive Vice President and
                                Director
D. Leann Baird                  Secretary and Director
This page left intentionally blank.
This page left intentionally blank.
This is what American Growth Fund has done for its investors* over the last 42 years.
*A conservative, long-term growth mutual fund with income as a secondary objective.
**The figures in this brochure reflects the performance of the Funds Class D shares. On 3/1/96, the Fund adopted a multi-class distribution arrangement to issue additional classes of shares, designated as Class A, Class B and Class C shares. Shares existing prior to 3/1/96 became Class D shares. Class A and Class D shares are subject to a maximum front-end sales charge of 5.75%, Class B shares are subject to a maximum contingent deferred sales charge of 5% and Class C shares are subject to a 1% contingent deferred sales charge within the first year of purchase. The Fund may incur 12b-1 expenses up to an annual maximum of .30 of 1% on its average daily net assets of its Class A shares, 1% of its average daily net assets of its Class B shares, and 1% of its average daily net assets of its Class C shares. Class D shares have no 12b-1 fees. Performance figures for Class D shares include the 5.75% initial sales charge and assume the reinvestment of income dividends and capital gain distributions. Performance quoted represents past performance. The investment return and principal value of an investment will fluctuate so that the investors shares, when redeemed, may be worth more or less than their original cost. This material must be preceded or accompanied by a current prospectus. If you have not received, or need a current prospectus, please feel free to call for one. Please read the prospectus carefully before investing.
Period ending 06/30/00.

	Class DClass D1Class AClass AClass BClass BClassCClassC
	withoutwith	   withoutwith   withoutwith	withoutwith
	load	 load	   load   load   load   load  load   load
1 year 3.3%  -2.6%   3.1%   -2.8%2 2.4%	-2.6%3 2.3%  1.3%4
5 yrs	 7.9%	  6.6%
10 yrs10.5%	  9.8%
15 yrs 9.6%	  9.1%
41 yrs10.3%	 10.1%
Inception Date: 3/1/96	(not annualized)
                     27.3%  20.0%2 23.1%  19.1%5 23.0% 23.0%

The performance figures:
1 Includes a 5.75% sales charge.
2 Includes a 5.75% initial sales charge at the time of purchase. 3 Includes a 5% contingent deferred sales charge at the time of redemption.
4 Includes a 1% contingent defered sales charge at the time of redemption.
5 Includes a 4% contingent deferred sales charge at the time of redemption.
Distributor: American Growth Fund Sponsors, Inc. 110 Sixteenth
  Street, Suite 1400, Denver, CO 80202. Phone (800) 525-2406.
9/2000